Risk Management Policy (Tables)	12 Months Ended
Dec. 31, 2024
RISK MANAGEMENT POLICY
Comparative Structure of Financial Debt According to Fixed and /or Protected Interest Rate on Gross Debt

	For the years ended December 31,
	2024	2023
	%	%
Fixed interest rate	89%	88%